Label	Element	Value
MFS® Lifetime® Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 1, 2018. MFS® Lifetime® Income Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, the last sentence in the first paragraph of the sub-section entitled "Fees and Expenses" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

Expenses have been adjusted to reflect current fee arrangements.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following is added just after the table in the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

As of April 1, 2018, the fund's approximate target allocation among the Specialty Funds is expected to be:

Specialty Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%

All percentages are rounded to the nearest tenth of a percent.